SHORT-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Costs, Gross Unrealized Gains and Losses and Estimated Fair Values of Available-For-Sale Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2025 and 2024:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,		December 31,		December 31,
	2025	2024	2025	2024	2025	2024	2025	2024
Corporate debentures	$34,906	$822,156	$130	$779	$(1)	$(4,552)	$35,035	$818,383
U.S. Treasuries	2,975	92,902	—	50	—	(51)	2,975	92,900
U.S. Government Agencies	—	8,060	—	4	—	(32)	—	8,033
	$37,881	$923,118	$130	$833	$(1)	$(4,635)	$38,010	$919,316

Schedule of Maturities of Available-for-Sale Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2025 are as follows:

	Amortized cost	Estimated fair value
Due within one year	$20,541	$20,572
Due after one year through five years	17,340	17,438
	$37,881	$38,010

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2025 and 2024 are as indicated in the following tables:

	December 31, 2025
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$—	$—	$3,021	$(1)	$3,021	$(1)
	$—	$—	$3,021	$(1)	$3,021	$(1)

	December 31, 2024
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$370,114	$(3,123)	$167,185	$(1,429)	$537,299	$(4,552)
U.S. Treasuries	5,949	(22)	10,068	(29)	16,017	(51)
U.S. Government Agencies	5,075	(32)	—	—	5,075	(32)
	$381,138	$(3,177)	$177,253	$(1,458)	$558,391	$(4,635)